Financial Instruments Narrative (Detail)		1 Months Ended		6 Months Ended
	Sep. 25, 2017 day $ / shares $ / unit	Jul. 31, 2018 shares	Jan. 31, 2014 shares	Jun. 30, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)
Derivative [Line Items]
Available through exercise of stock purchase warrant (in shares)			1,500,000.0
Teekay Offshore
Derivative [Line Items]
Class of warrant or right, exercise price of warrants (in USD per share) | $ / shares	$ 0.01
Common stock, threshold consecutive trading days | day	10
Stock purchase warrants | Teekay Offshore
Derivative [Line Items]
Derivative, Cap Price | $ / unit	4.00
Series D Warrant
Derivative [Line Items]
Number of shares available through exercise of stock purchase warrant (in shares)				1,755,000
Class of warrant or right, term				7 years
Series D Warrant | Teekay Offshore
Derivative [Line Items]
Stock purchase warrants | $					$ 1,300,000
Other Non-Current Assets | $				$ 1,500,000
Teekay Offshore | Series D Warrant
Derivative [Line Items]
Fair value assumptions, weighted average volatility rate				55.80%
Teekay Offshore | Brookfield Transaction Warrants
Derivative [Line Items]
Fair value assumptions, weighted average volatility rate				58.10%
Teekay Offshore | Series B
Derivative [Line Items]
Class of warrant or right, exercise price of warrants (in USD per share) | $ / shares				$ 4.55
Teekay Corporation | Stock purchase warrants | Brookfield
Derivative [Line Items]
Number of shares available through exercise of stock purchase warrant (in shares)				14,500,000
Brookfield Transaction | Teekay Offshore | Stock purchase warrants
Derivative [Line Items]
Other Non-Current Assets | $				$ 33,800,000	$ 29,400,000
Tanker Investments Limited | Stock purchase warrants
Derivative [Line Items]
Stock purchase warrants | $				$ 0
Subsequent Event | Teekay Offshore
Derivative [Line Items]
Common Unit, Authorized		1
Subsequent Event | Teekay Corporation | Stock purchase warrants | Brookfield
Derivative [Line Items]
Class of warrant or right, warrants issued (in shares)		1,000,000
Subsequent Event | General Partner | Brookfield
Derivative [Line Items]
Members or limited partners, ownership interest		2.00%